EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY
Schedule of shares of common stock reserved for future issuance

As of December 31, 2014
Conversion of Series A Preferred	18,498,419
Conversion of Series B Preferred	27,324,237
Conversion of Series C Preferred	8,658,344
Options to purchase common stock	3,412,685

Total	57,893,685

Schedule of roll-forward of recurring fair value measurements of tranche liability categorized with Level 3 inputs

Balance — December 31, 2012	$—
Tranche liability upon issuance	266
Change in fair value	79
Tranche liability upon close of tranche	(345)

Balance — December 31, 2013	$—